Fair Value Measurements - Schedule of fair value hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets:
Total financial assets	$ 99,785	$ 100,000
Liabilities:
Total financial liabilities	31,000	13,700
Contingent Consideration [Member]
Liabilities:
Total financial liabilities	31,000	13,700
Level 1 [Member]
Assets:
Total financial assets	26,376	100,000
Liabilities:
Total financial liabilities		0
Level 1 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities		0
Level 2 [Member]
Assets:
Total financial assets	73,409	0
Liabilities:
Total financial liabilities		0
Level 2 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities		0
Level 3 [Member]
Assets:
Total financial assets		0
Liabilities:
Total financial liabilities	31,000	13,700
Level 3 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities	31,000	13,700
Money market account
Assets:
Total financial assets	3,417	100,000
Money market account | Level 1 [Member]
Assets:
Total financial assets	3,417	100,000
Money market account | Level 2 [Member]
Assets:
Total financial assets		0
Money market account | Level 3 [Member]
Assets:
Total financial assets		$ 0
US Treasury securities
Assets:
Total financial assets	22,959
US Treasury securities | Level 1 [Member]
Assets:
Total financial assets	22,959
Corporate Debt securities
Assets:
Total financial assets	21,967
Corporate Debt securities | Level 2 [Member]
Assets:
Total financial assets	21,967
Commercial Paper
Assets:
Total financial assets	40,912
Commercial Paper | Level 2 [Member]
Assets:
Total financial assets	40,912
Asset Backed Securities
Assets:
Total financial assets	10,530
Asset Backed Securities | Level 2 [Member]
Assets:
Total financial assets	$ 10,530